SEGMENTS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
CopaxoneUS revenues	$ 3,200
Percentage Of CopaxoneRevenues Of Total US	29.00%
Copaxone Outside US Revenues	$ 783
Percentage Of Copaxone Revenues Of Total Non US	9.00%
Profitability Of MS As A Percentage Of Copaxone Revenues	77.00%	75.00%	76.00%